Exhibit 99.1

World Omni Auto Receivables Trust 2018-B
Monthly Servicer Certificate
January 31, 2021

Dates Covered
Collections Period	01/01/21 - 01/31/21
Interest Accrual Period	01/15/21 - 02/15/21
30/360 Days	30
Actual/360 Days	32
Distribution Date	02/16/21

Collateral Pool Balance Data	$ Amount	# of Accounts
Pool Balance at 12/31/20	233,423,893.93	16,847
Yield Supplement Overcollateralization Amount 12/31/20	10,432,293.63	0
Receivables Balance 12/31/20	243,856,187.56	16,847
Principal Payments	12,621,177.20	490
Defaulted Receivables	232,265.46	13
Repurchased Accounts	0.00	0
Yield Supplement Overcollateralization Amount at 01/31/21	9,630,636.06	0
Pool Balance at 01/31/21	221,372,108.84	16,344

Pool Statistics	$ Amount	# of Accounts
Pool Factor	26.21%
Prepayment ABS Speed	1.30%
Aggregate Starting Principal Balance	881,240,341.17	36,325

Delinquent Receivables:
Past Due 31-60 days	2,224,228.76	119
Past Due 61-90 days	848,742.28	52
Past Due 91-120 days	103,518.23	7
Past Due 121+ days	0.00	0
Total	3,176,489.27	178

Total 31+ Delinquent as % Aggregate Ending Principal Balance	1.38%
Total 61+ Delinquent as % Aggregate Ending Principal Balance	0.41%
Delinquency Trigger Occurred	NO

Recoveries	214,373.32
Aggregate Net Losses/(Gains) - January 2021	17,892.14
Ratio of Net Loss to the Receivables Balance as of beginning of Collection Period (Annualized):
Current Net Losses Ratio	0.09%
Prior Net Losses Ratio	1.33%
Second Prior Net Losses Ratio	0.13%
Third Prior Net Losses Ratio	0.47%
Four Month Average	0.51%

Cumulative Net Loss as a % of Aggregate Starting Principal Balance	1.02%

Overcollateralization Target Amount	8,171,418.89
Actual Overcollateralization	8,171,418.89
Weighted Average APR	2.97%
Weighted Average APR, Yield Adjusted	6.07%
Weighted Average Remaining Term	34.19

Flow of Funds	$ Amount
Collections	14,037,676.97
Investment Earnings on Cash Accounts	86.99
Servicing Fee(1)	(203,213.49)
Transfer to Collection Account	0.00
Available Funds	13,834,550.47

Distributions of Available Funds
(1) Asset Representation Reviewer Amounts (up to $150,000 per year)	0.00
(2) Class A Interest	489,647.84
(3) Noteholders' First Priority Principal Distributable Amount	0.00
(4) Class B Interest	64,773.67
(5) Noteholders' Second Priority Principal Distributable Amount	3,880,366.20
(6) Required Reserve Account	0.00
(7) Noteholders' Principal Distributable Amount	8,171,418.89
(8) Asset Representation Reviewer Amounts (in excess of 1)	0.00
(9) Distribution to Certificateholders	615,343.87
(10) Collection Account Redeposits	613,000.00

Total Distributions of Available Funds	13,834,550.47

Servicing Fee	203,213.49
Unpaid Servicing Fee	0.00
Change in amount of the unpaid servicing fee from the prior period	0.00

Note Balances & Note Factors	$ Amount
Original Class A	778,320,000.00
Original Class B	24,520,000.00

Total Class A & B
Note Balance @ 01/15/21	225,252,475.04
Principal Paid	12,051,785.09
Note Balance @ 02/16/21	213,200,689.95

Class A-1
Note Balance @ 01/15/21	0.00
Principal Paid	0.00
Note Balance @ 02/16/21	0.00
Note Factor @ 02/16/21	0.0000000%

Class A-2
Note Balance @ 01/15/21	0.00
Principal Paid	0.00
Note Balance @ 02/16/21	0.00
Note Factor @ 02/16/21	0.0000000%

Class A-3
Note Balance @ 01/15/21	129,012,475.04
Principal Paid	12,051,785.09
Note Balance @ 02/16/21	116,960,689.95
Note Factor @ 02/16/21	42.8741532%

Class A-4
Note Balance @ 01/15/21	71,720,000.00
Principal Paid	0.00
Note Balance @ 02/16/21	71,720,000.00
Note Factor @ 02/16/21	100.0000000%

Class B
Note Balance @ 01/15/21	24,520,000.00
Principal Paid	0.00
Note Balance @ 02/16/21	24,520,000.00
Note Factor @ 02/16/21	100.0000000%

Interest & Principal Payments	$ Amount
Total Interest Paid	554,421.51
Total Principal Paid	12,051,785.09
Total Paid	12,606,206.60

Class A-1
Coupon	2.25000%
Interest Paid	0.00
Principal Paid	0.00
Total Paid to A-1 Holders	0.00

Class A-2
Coupon	2.57000%
Interest Paid	0.00
Principal Paid	0.00
Total Paid to A-2 Holders	0.00

Class A-3
Coupon	2.87000%
Interest Paid	308,554.84
Principal Paid	12,051,785.09
Total Paid to A-3 Holders	12,360,339.93

Class A-4
Coupon	3.03000%
Interest Paid	181,093.00
Principal Paid	0.00
Total Paid to A-4 Holders	181,093.00

Class B
Coupon	3.17000%
Interest Paid	64,773.67
Principal Paid	0.00
Total Paid to B Holders	64,773.67

Distribution per $1,000 of Notes	Total
Total Interest Distribution Amount	0.6905753
Total Interest Carryover Shortfall	0.0000000
Total Principal Distribution Amount	15.0114407
Total Distribution Amount	15.7020160

A-1 Interest Distribution Amount	0.0000000

A-1 Interest Carryover Shortfall	0.0000000
A-1 Principal Distribution Amount	0.0000000
Total A-1 Distribution Amount	0.0000000

A-2 Interest Distribution Amount	0.0000000
A-2 Interest Carryover Shortfall	0.0000000
A-2 Principal Distribution Amount	0.0000000
Total A-2 Distribution Amount	0.0000000

A-3 Interest Distribution Amount	1.1310661
A-3 Interest Carryover Shortfall	0.0000000
A-3 Principal Distribution Amount	44.1780978
Total A-3 Distribution Amount	45.3091639

A-4 Interest Distribution Amount	2.5250000
A-4 Interest Carryover Shortfall	0.0000000
A-4 Principal Distribution Amount	0.0000000
Total A-4 Distribution Amount	2.5250000

B Interest Distribution Amount	2.6416668
B Interest Carryover Shortfall	0.0000000
B Principal Distribution Amount	0.0000000
Total B Distribution Amount	2.6416668

Noteholders' First Priority Principal Distributable Amount	0.00
Noteholders' Second Priority Principal Distributable Amount	321.97
Noteholders' Principal Distributable Amount	678.03

Account Balances	$ Amount
Reserve Account
Balance as of 01/15/21	2,042,854.72
Investment Earnings	44.22
Investment Earnings Paid	(44.22)
Deposit/(Withdrawal)	-
Balance as of 02/16/21	2,042,854.72
Change	-

Required Reserve Amount	2,042,854.72

Other Servicing Information	Current Month	Prior Month	Two Months Prior
Principal Balance of Receivables extended during the Collection Period	$841,486.29	$1,424,627.03	$1,203,967.58
Number of Extensions	45	73	60
Ratio of extensions to Beginning of Period Receivables Balance	0.35%	0.55%	0.45%

(1)	The Servicing Fee may include the payment of previously Unpaid Servicing Fee, in whole or in part, at the discretion of the Servicer.
Such amounts have priority prior to the application of Available Funds.